Financial Assets - Summary of Available-for-sale Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Available-for-sale securities		¥ 1,058,957	¥ 870,533
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		509,791	496,590
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		46,505	53,933
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		463,286	442,657
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		549,166	373,943
Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		152,293	102,190
Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		95,428	55,066
Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Available-for-sale securities		1,458	162
Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		299,987	216,525
Financial assets at fair value, class [member] | Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		509,791	496,590
Financial assets at fair value, class [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		23,758	28,440
Financial assets at fair value, class [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		171,189	180,273
Financial assets at fair value, class [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		148,455	185,720
Financial assets at fair value, class [member] | Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Available-for-sale securities		53,922	21,514
Financial assets at fair value, class [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	112,467	80,643
Financial assets at fair value, class [member] | Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		528,530	353,307
Financial assets at fair value, class [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		236,323	143,469
Financial assets at fair value, class [member] | Equity securities [member] | Preferred stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		58,314	32,707
Financial assets at fair value, class [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		102,349	92,304
Financial assets at fair value, class [member] | Equity securities [member] | Wealth management products [member]
Disclosure of financial assets [line items]
Available-for-sale securities		32,640	31,348
Financial assets at fair value, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	98,904	53,479
Financial assets at amortised cost, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	¥ 20,636	¥ 20,636

[1]	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.